Offerings	Oct. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, reserved for issuance under the 2025 Omnibus Incentive Plan
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.0633
Maximum Aggregate Offering Price	$ 189,900.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 26.23
Offering Note	This Registration Statement on Form S-8 (this "Registration Statement") covers shares of common stock, $0.0001 par value per share ("Common Stock"), of Turn Therapeutics Inc. (the "Registrant") (i) authorized for issuance under the Turn Therapeutics Inc. 2025 Omnibus Incentive Plan (the "Omnibus Plan"), (ii) underlying awards of stock options outstanding under the Global Health Solutions Inc. 2024 Equity Incentive Plan (the "2024 Plan"), (iii) underlying awards of stock options outstanding under the Global Health Solutions Inc. 2018 Stock Plan (the "2018 Plan" and, together with the Omnibus Plan and 2024 Plan, the "Plans") and (iv) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares of Common Stock that may become issuable under the Plans by reason of any stock dividend, stock split or other similar transaction. The shares of Common Stock being registered on this Registration Statement gives effect to the 2-for-1 forward stock split of Common Stock that became effective as of September 30, 2025. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. Given that the shares of Common Stock are not traded on an exchange or over-the-counter, the aggregate offering price based on the estimated book value of Common Stock as of June 30, 2025. The book value per share of Common Stock was calculated based on the Registrant's unaudited combined balance sheet as of June 30, 2025. Rounded up to the nearest cent.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, pursuant to stock options outstanding under the 2024 Equity Incentive Plan
Amount Registered | shares	236,120
Proposed Maximum Offering Price per Unit	4.59
Maximum Aggregate Offering Price	$ 1,083,790.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 149.67
Offering Note	Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the weighted-average exercise price of the stock options outstanding under the 2024 Plan. Rounded up to the nearest cent.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, pursuant to stock options outstanding under the 2018 Stock Plan
Amount Registered | shares	1,508,934
Proposed Maximum Offering Price per Unit	2.02
Maximum Aggregate Offering Price	$ 3,048,046.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 420.94
Offering Note	Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the weighted-average exercise price of the stock options outstanding under the 2018 Plan. Rounded up to the nearest cent.